Summary Of Business And Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Business And Significant Accounting Policies [Abstract]
Summary Of Impact On Statement Of Operation

Consolidated Statement of Operations
In millions	2011	2010	2009
Equity earnings (loss)	$(19)	$47	$23
Earnings (loss) from continuing operations	(19)	47	23
Net earnings (loss) attributable to International Paper Company	(19)	47	23
Basic earnings (loss) per share from continuing operations	(0.04)	0.11	0.05
Basic net earnings (loss) per share	(0.04)	0.11	0.05
Diluted earnings (loss) per share from continuing operations	(0.04)	0.11	0.06
Diluted net earnings (loss) per share	(0.04)	0.11	0.06

Summary Of Impact On Balance Sheet

Consolidated Balance Sheet
In millions	2011	2010
Investments	$25	$(41)
Retained earnings	25	44
Accumulated other comprehensive income	0	3